SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
These consolidated financial statements include a discussion of material events, if any, which have occurred subsequent to December 31, 2017 (referred to as subsequent events) through the issuance of the consolidated financial statements.

In February 2018, we exercised an option to extend a balloon payment of $50.7 million from April 2018 to April 2019.

On February 22, 2018, our board of directors declared a cash dividend on our common stock of $0.26 per common share for the quarter ended December 31, 2017. The dividend is payable on March 22, 2018 to shareholders of record on March 8, 2018.